Real Estate (Pro Forma In Connection With Acquisition) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Real Estate [Abstract]
Total revenue	$ 2,257,098	$ 2,149,391
Income from continuing operations	302,354	634,457
Net income attributable to Boston Properties, Inc.	$ 400,017	$ 626,174
Basic earnings per share: Net income per share attributable to Boston Properties, Inc. (in dollars per share)	$ 2.58	$ 4.15
Diluted earnings per share: Net income per share attributable to Boston Properties, Inc. (in dollars per share)	$ 2.57	$ 4.13